Property and Equipment, Net - Amounts under Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Various equipment under capital lease arrangements
Gross	$ 98,004	$ 57,114
Accumulated Amortization	(48,847)	(42,848)
Net	49,157	14,266
Computer and other equipment
Various equipment under capital lease arrangements
Gross	92,553	51,702
Accumulated Amortization	(44,327)	(39,060)
Furniture and other equipment
Various equipment under capital lease arrangements
Gross	5,451	5,412
Accumulated Amortization	$ (4,520)	$ (3,788)